Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information
Segment Information

Our operations are conducted through four operating segments: Mortgage Originations, Mortgage Servicing, Community Banking and Other, which includes the remaining reported activities. Operating segments are defined as components of an enterprise that engage in business activity from which revenues are earned and expenses incurred for which discrete financial information is available that is evaluated regularly by executive management in deciding how to allocate resources and in assessing performance. The operating segments have been determined based on the products and services offered and reflect the manner in which financial information is currently evaluated by management. Each segment operates under the same banking charter, but is reported on a segmented basis for this report. Each of the operating segments is complementary to each other and because of the interrelationships of the segments, the information presented is not indicative of how the segments would perform if they operated as independent entities.

Effective January 1, 2016, we reorganized our reportable segments to align with our new management reporting structure and to align with our long-term strategy. Prior period segment financial information has been recast to conform to the current presentation. Prior to the reorganization, representation and warranty reserves were reported in the Mortgage Servicing segment and the MSR asset and associated costs were reported in the Other segment. As a result of this change, representation and warranty reserves, as well as the MSR asset and associated costs are now reported in the Mortgage Originations segment.

The Mortgage Originations segment originates, acquires and sells one-to-four family residential mortgage loans. The origination and acquisition of mortgage loans comprises the majority of the lending activity. Mortgage loans are originated through home loan centers, national call centers, the Internet and unaffiliated banks and mortgage banking and brokerage companies, where the net interest income and the gains from sales associated with these loans are recognized in the Mortgage Originations segment.

The Mortgage Servicing segment services and sub-services mortgage loans, on a fee basis, for others. Also, the Mortgage Servicing segment services, on a fee basis, residential mortgages held-for-investment by the Community Banking segment and mortgage servicing rights held by the Mortgage Originations segment. The Mortgage Servicing segment may also collect ancillary fees, such as late fees, and earns income through the use of noninterest-bearing escrows.

The Community Banking segment originates loans, provides deposits and fee based services to consumer, business, and mortgage lending customers through its Branch Banking, Business Banking and Commercial Banking, Government Banking, Warehouse Lending and Held-for-Investment Portfolio groups. Products offered through these teams include checking accounts, savings accounts, money market accounts, certificates of deposit, consumer loans, commercial loans, home builder finance loans and warehouse lines of credit. Other financial services available to consumer and commercial customers include lines of credit, revolving credit, customized treasury management solutions, equipment leasing, inventory, and accounts receivable lending and capital markets services such as interest rate risk protection products.

The Other segment includes the treasury functions, funding revenue associated with stockholders' equity, the impact of interest rate risk management, the impact of balance sheet funding activities, and miscellaneous other expenses of a corporate nature. Treasury functions include administering the investment securities portfolios, balance sheet funding, and interest rate risk management. In addition, the Other segment includes revenue and expenses related to treasury and corporate assets and liabilities and equity not directly assigned or allocated to the Mortgage Originations, Mortgage Servicing or Community Banking operating segments.

Revenues are comprised of net interest income (before the provision (benefit) for loan losses) and noninterest income. Noninterest expenses are fully allocated to each operating segment. Allocation methodologies may be subject to periodic adjustment as the internal management accounting system is revised and the business or product lines within the segments change.

The following tables present financial information by business segment for the periods indicated:

	Three Months Ended September 30, 2016
	Mortgage Originations	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$21	$10	$54	$(5)	$80
Net gain on loan sales	95	—	(1)	—	94
Representation and warranty benefit	6	—	—	—	6
Other noninterest income	4	13	8	31	56
Total net interest income and noninterest income	126	23	61	26	236
(Provision) benefit for loan losses	—	—	(7)	—	(7)
Asset resolution	—	(2)	—	—	(2)
Depreciation and amortization expense	(2)	—	(1)	(5)	(8)
Other noninterest expense	(64)	(25)	(43)	—	(132)
Total noninterest expense	(66)	(27)	(44)	(5)	(142)
Income (loss) before income taxes	60	(4)	10	21	87
Provision for income taxes	—	—	—	30	30
Net income (loss)	$60	$(4)	$10	$(9)	$57
Intersegment revenue	$(1)	$5	$—	$(4)	$—

Average balances
Loans held-for-sale	$3,400	$—	$16	$—	$3,416
Loans with government guarantees	—	432	—	—	432
Loans held-for-investment	5	—	5,843	—	5,848
Total assets	4,238	623	5,904	3,383	14,148
Deposits	—	1,853	7,273	—	9,126

	Three Months Ended September 30, 2015
	Mortgage Originations	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$18	$3	$45	$7	$73
Net gain on loan sales	72	—	(4)	—	68
Representation and warranty benefit	6	—	—	—	6
Other noninterest income	26	15	11	2	54
Total net interest income and noninterest income	122	18	52	9	201
(Provision) benefit for loan losses	—	—	1	—	1
Depreciation and amortization expense	(1)	(1)	(1)	(3)	(6)
Other noninterest expense	(56)	(27)	(39)	(3)	(125)
Total noninterest expense	(57)	(28)	(40)	(6)	(131)
Income (loss) before income taxes	65	(10)	13	3	71
Provision for income taxes	—	—	—	24	24
Net income (loss)	$65	$(10)	$13	$(21)	$47
Intersegment revenue	$3	$5	$(4)	$(4)	$—

Average balances
Loans held-for-sale	$2,179	$—	$21	$—	$2,200
Loans with government guarantees	—	547	—	—	547
Loans held-for-investment	4	—	5,348	60	5,412
Total assets	2,709	860	5,336	3,400	12,305
Deposits	—	1,487	6,773	—	8,260

	Nine Months Ended September 30, 2016
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$61	$23	$150	$2	$236
Net gain (loss) on loan sales	251	—	8	—	259
Representation and warranty benefit	12	—	—	—	12
Other noninterest income (loss)	17	39	21	41	118
Total net interest income and noninterest income	341	62	179	43	625
(Provision) benefit for loan losses	—	—	9	—	9
Asset resolution	—	(6)	—	—	(6)
Depreciation and amortization expense	(4)	(2)	(5)	(12)	(23)
Other noninterest expense	(182)	(70)	(131)	(6)	(389)
Total noninterest expense	(186)	(78)	(136)	(18)	(418)
Income (loss) before income taxes	155	(16)	52	25	216
Provision for income taxes	—	—	—	73	73
Net income (loss)	$155	$(16)	$52	$(48)	$143
Intersegment revenue	$1	$16	$(1)	$(16)	$—

Average balances
Loans held-for-sale	$2,988	$—	$83	$—	$3,071
Loans with government guarantees	—	450	—	—	450
Loans held-for-investment	6	—	5,689	—	5,695
Total assets	3,688	676	5,798	3,549	13,711
Deposits	—	1,523	7,080	—	8,603

	Nine Months Ended September 30, 2015
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$52	$10	$126	$23	$211
Net gain (loss) on loan sales	255	—	(13)	—	242
Representation and warranty benefit	13	—	—	—	13
Other noninterest income	60	42	19	(3)	118
Total net interest income and noninterest income	380	52	132	20	584
(Provision) benefit for loan losses	—	—	18	—	18
Asset resolution	—	(12)	(1)	—	(13)
Depreciation and amortization expense	(2)	(2)	(4)	(9)	(17)
Other noninterest expense	(174)	(80)	(116)	(7)	(377)
Total noninterest expense	(176)	(94)	(121)	(16)	(407)
Income (loss) before income taxes	204	(42)	29	4	195
Provision for income taxes	—	—	—	70	70
Net income (loss)	$204	$(42)	$29	$(66)	$125
Intersegment revenue	$9	$13	$(13)	$(9)	$—

Average balances
Loans held-for-sale	$2,052	$—	$36	$—	$2,088
Loans with government guarantees	—	679	—	—	679
Loans held-for-investment	3	—	4,786	96	4,885
Total assets	2,555	1,004	4,753	3,351	11,663
Deposits	—	1,189	6,602	—	7,791

Segment Information

The Company’s operations are conducted through four operating segments: Mortgage Originations, Mortgage Servicing, Community Banking and Other, which includes the remaining reported activities. Operating segments are defined as components of an enterprise that engage in business activity from which revenues are earned and expenses incurred for which discrete financial information is available that is evaluated regularly by executive management in deciding how to allocate resources and in assessing performance. The operating segments have been determined based on the products and services offered and reflect the manner in which financial information is currently evaluated by management. Each segment operates under the same banking charter, but is reported on a segmented basis for this report. Each of the operating segments is complementary to each other and because of the interrelationships of the segments, the information presented is not indicative of how the segments would perform if they operated as independent entities.

Effective January 1, 2016, we reorganized our reportable segments to align with our new management reporting structure and to align with our long-term strategy. Prior period segment financial information has been recast to conform to 2016 presentation, further described in Note 25. Prior to the reorganization, representation and warranty reserves were reported in the Mortgage Servicing segment and the MSR asset and associated costs were reported in the Other segment. As a result of this change, representation and warranty reserves, as well as the MSR asset and associated costs are now reported in the Mortgage Originations segment.

The Mortgage Originations segment originates, acquires and sells one-to-four family residential mortgage loans. The origination and acquisition of mortgage loans comprises the majority of the lending activity. Mortgage loans are originated through home loan centers, national call centers, the Internet and unaffiliated banks and mortgage banking and brokerage companies, where the net interest income and the gains from sales associated with these loans are recognized in the Mortgage Originations segment.

The Mortgage Servicing segment services and sub-services mortgage loans, on a fee basis, for others. Also, the Mortgage Servicing segment services, on a fee basis, residential mortgages held-for-investment by the Community Banking segment and mortgage servicing rights held by the Other segment. The Mortgage Servicing segment may also collect ancillary fees, such as late fees, and earns income through the use of noninterest-bearing escrows.

The Community Banking segment originates loans, provides deposits and fee based services to consumer, business, and mortgage lending customers through its Branch Banking, Business Banking, Commercial Banking, Government Banking, Warehouse Lending and Held-for-Investment Portfolio groups. Products offered through these teams include checking accounts, savings accounts, money market accounts, certificates of deposit, other services, consumer loans, commercial loans, and warehouse lines of credit. Other financial services available to consumer and commercial customers include lines of credit, revolving credit, customized treasury management solutions, equipment leasing, inventory, and accounts receivable lending and capital markets services such as interest rate risk protection products.

The Other segment includes the treasury functions, funding revenue associated with stockholders' equity, the impact of interest rate risk management, the impact of balance sheet funding activities, and miscellaneous other expenses of a corporate nature. Treasury functions include administering the investment securities portfolios, balance sheet funding, interest rate risk management and MSR asset valuation, certain derivative and sales into the secondary market. In addition, the Other segment includes revenue and expenses related to treasury and corporate assets and liabilities and equity not directly assigned or allocated to the Mortgage Originations, Mortgage Servicing or Community Banking operating segments.

Revenues are comprised of net interest income (before the provision for loan losses) and noninterest income. Noninterest expenses are fully allocated to each operating segment. Allocation methodologies may be subject to periodic adjustment as the internal management accounting system is revised and the business or product lines within the segments change.

The following tables present financial information by business segment for the periods indicated.

	Year Ended December 31, 2015
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$72	$13	$171	$31	$287
Net gain (loss) on loan sales	303	—	(15)	—	288
Representation and warranty benefit	19	—	—	—	19
Other noninterest income	78	56	25	4	163
Total net interest income and noninterest income	472	69	181	35	757
Benefit for loan losses	—	—	19	—	19
Asset resolution	(1)	(13)	(1)	—	(15)
Depreciation and amortization expense	(3)	(3)	(6)	(12)	(24)
Other noninterest expense	(228)	(107)	(153)	(9)	(497)
Total noninterest expense	(232)	(123)	(160)	(21)	(536)
Income (loss) before income taxes	240	(54)	40	14	240
Provision for income taxes	—	—	—	82	82
Net income (loss)	$240	$(54)	$40	$(68)	$158
Intersegment revenue	$10	$17	$(15)	$(12)	$—

Average balances
Loans held-for-sale	$2,148	$—	$40	$—	$2,188
Loans with government guarantees	—	633	—	—	633
Loans held-for-investment	4	—	4,986	86	5,076
Total assets	2,661	944	4,972	3,379	11,956
Deposits	—	1,203	6,674	—	7,877

	Year Ended December 31, 2014
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$56	$20	$150	$21	$247
Net gain (loss) on loan sales	209	—	(3)	—	206
Representation and warranty (provision) benefit	(10)	—	—	—	(10)
Other noninterest income	70	58	22	15	165
Total net interest income and noninterest income	325	78	169	36	608
Provision for loan losses	—	—	(132)	—	(132)
Asset resolution	(3)	(50)	(4)	—	(57)
Depreciation and amortization expense	(1)	(6)	(5)	(12)	(24)
Other noninterest expense	(206)	(123)	(158)	(11)	(498)
Total noninterest expense	(210)	(179)	(167)	(23)	(579)
Income (loss) before income taxes	115	(101)	(130)	13	(103)
Benefit for income taxes	—	—	—	(34)	(34)
Net income (loss)	$115	$(101)	$(130)	$47	$(69)
Intersegment revenue	$(2)	$18	$(3)	$(13)	$—

Average balances
Loans held-for-sale	$1,472	$20	$62	$—	$1,554
Loans with government guarantees	—	1,216	—	—	1,216
Loans held-for-investment	1	—	3,975	146	4,122
Total assets	1,630	1,349	3,943	2,964	9,886
Deposits	—	750	5,984	—	6,734

	Year Ended December 31, 2013
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income (loss)	$74	$32	$160	$(80)	$186
Net gain (loss) on loan sales	401	—	1	—	402
Representation and warranty provision	(36)	—	—	—	(36)
Other noninterest income	149	62	27	49	287
Total net interest income and noninterest income	588	94	188	(31)	839
Provision for loan losses	—	—	(70)	—	(70)
Asset resolution	(6)	(55)	9	—	(52)
Depreciation and amortization expense	(1)	(6)	(4)	(12)	(23)
Other noninterest expense	(351)	(113)	(186)	(193)	(843)
Total noninterest expense	(358)	(174)	(181)	(205)	(918)
Income (loss) before income taxes	230	(80)	(63)	(236)	(149)
Benefit for income taxes	—	—	—	(416)	(416)
Net income (loss)	$230	$(80)	$(63)	$180	$267
Intersegment revenue	$(32)	$51	$3	$(22)	$—

Average balances
Loans held-for-sale	$2,312	$49	$187	$—	$2,548
Loans with government guarantees	12	1,465	—	—	1,477
Loans held-for-investment	—	—	4,325	86	4,411
Total assets	3,277	1,699	4,509	3,070	12,555
Deposits	—	837	6,529	7	7,373